INCOME TAXES (Tables)	12 Months Ended
Feb. 28, 2021
INCOME TAXES
Schedule of provision (credit) for income tax

	For the year ended	For the year ended	For the year ended
	February 28,	February 29,	February 28,
	2019	2020	2021

Current
- PRC income tax expenses	$94,722	$127,731	$161,488
Deferred
- PRC income tax expenses	(18,218)	(58,403)	(231,385)

Total	$76,504	$69,328	$(69,897)

Schedule of deferred tax assets and liabilities

	As of	As of
	February 29,	February 28,
	2020	2021
Deferred tax assets:
Advertising expense and prepaid rental	50,187	229,735
Property and equipment	2,576	6,923
Impairment loss on long-term investments	4,559	19,870
Others	19,526	61,482
Tax losses carry-forward	84,007	185,700
Less: valuation allowance	(81,321)	(186,521)

Deferred tax assets, net	$79,534	$317,189

Deferred tax liabilities:
Intangible assets	6,984	10,207
Property and equipment	805	126

Deferred tax liabilities	$7,789	$10,333

Schedule of provision for income taxes

	For the year ended	For the year ended	For the year ended
	February 28,	February 29,	February 28,
	2019	2020	2021

Income/(loss) before provision for income tax	$457,204	$(50,653)	$(224,623)
PRC statutory income tax rate	25%	25%	25%

Income tax at statutory income tax rate	114,301	(12,663)	(56,156)
Effect of non-deductible expenses and loss and super deduction expenses	(6,252)	(18,117)	2,466
Effect of income tax exemptions and preferential tax rates	(45,625)	(36,750)	(98,368)
Effect of income tax rate difference in other jurisdictions	5,214	97,058	60,806
Change in valuation allowance	8,866	39,800	21,355

Income tax expense / (benefit)	$76,504	$69,328	$(69,897)

Schedule of tax holiday

	For the year ended	For the year ended	For the year ended
	February 28,	February 29,	February 28,
	2019	2020	2021

Increase in income tax expenses	$45,625	$36,750	$98,368
Net income / (loss) per common share-basic	$1.69	$(0.74)	$(1.05)
Net income / (loss) per common share-diluted	$1.61	$(0.74)	$(1.05)